Fair Value Measurements - Fair Value Measurements Using Significant Unobservable Inputs (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Roll Forward]
Beginning balance	$ 18,751	$ 3,785	$ 3,785	$ 225
Total change in the liability included in earnings	(1,227)		(12,780)	(564)
Extinguishment of convertible note warrant	(17,489)
Fair value of warrants issued	0	28,133	28,472	4,247
Fair value of warrants exercised	(19)	$ (245)	(726)	(123)
Ending balance	$ 16		$ 18,751	$ 3,785